Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Tax Disclosure [Text Block]

Note 6 – Income Taxes

At year-end, components of the income tax expense (benefit) consist of the following:

	(Dollars in thousands)
	2012	2011
Federal:
Current	$1,754	$735
Deferred	146	434
State:
Current	35	126
Deferred, net of valuation allowance	6	(116)
Income tax expense	$1,941	$1,179

Effective tax rates differ from the federal statutory rate of 34% applied to income before income taxes due to the following:

	(Dollars in thousands)
	2012	2011
Federal statutory rate	34%	34%
Tax expense at statutory rate	$2,990	$2,232
State tax, net of federal effect	27	7
Tax exempt income	(806)	(874)
Bank owned life insurance	(329)	(135)
Tax credits	-	(67)
Other	59	16
Total income tax expense	$1,941	$1,179

At year-end, the components of the net deferred tax asset recorded in the consolidated balance sheets are as follows:

	(Dollars in thousands)
	2012	2011
Deferred tax assets:
Bad debts	$3,318	$3,149
Deferred loan fees	99	104
Deferred compensation	486	660
Net operating loss	875	855
Tax credits	73	62
Nonaccrual loan interest income	12	22
Restricted stock awards	26	32
REO writedowns	11	16
Unqualified DCP	55	50
Post retirement benefit	55	58
Other-than-temporary impairment	92	90
Accrued vacation	125	63
Legal reserve	-	148
Impairment on land	75	75
Other	20	42
Total deferred tax assets	5,322	5,426

Deferred tax liabilities:
Depreciation	(1,284)	(1,214)
Prepaids	(272)	(246)
Mortgage servicing rights	(133)	(122)
Deferred stock dividends	(115)	(115)
Unrealized appreciation on securities available-for-sale, net	(1,246)	(1,355)
Post retirement unrealized gain	(40)	(43)
Other	(16)	(91)
Total deferred tax liabilities	(3,106)	(3,186)
Valuation allowance	(474)	(458)
Net deferred tax assets	$1,742	$1,782

At December 31, 2012, the Bancorp has a state net operating loss carry forward of approximately $15.6 million which will begin to expire in 2022 if not used. The Bancorp also has a state tax credit carry forward of approximately $111,000 which will begin to expire in 2017 if not used. A valuation allowance of $474,000 and $458,000 was provided at December 31, 2012 and 2011 for the state net operating loss and state tax credit, which management does not believe will be fully utilized before statutory expiration.

The Bancorp qualified under provisions of the Internal Revenue Code, to deduct from taxable income a provision for bad debts in excess of the provision for such losses charged to income in the financial statements, if any. Accordingly, retained earnings at December 31, 2012 and 2011 includes, approximately $5,982,000 for which no provision for federal income taxes has been made. If, in the future this portion of retained earnings is used for any purpose other than to absorb bad debt losses, federal income taxes would be imposed at the then applicable rate. The unrecorded deferred income tax liability on the above amounts was approximately $2,034,000 at December 31, 2012 and 2011.

The Bancorp had no unrecognized tax benefits at any time during 2012 or 2011 and does not anticipate any significant increase or decrease in unrecognized tax benefits during 2013. Should the accrual of any interest or penalties relative to unrecognized tax benefits be necessary, it is the Bancorp's policy to record such accruals through income tax accounts. No such accruals existed at any time during 2012 or 2011.

The Bancorp and its subsidiaries are subject to United States Federal income tax as well as income tax of the states of Indiana and Illinois. The Bancorp is no longer subject to examination by taxing authorities for the years before 2009 for federal and 2008 for state.